SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Amount of Class A Ordinary Shares Reflected on the Balance Sheet (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Remeasurement adjustment on redeemable ordinary shares	$ 326,796	$ 322,414	$ 1,126,449	$ 1,119,693			$ 3,078,881	$ 5,248,662
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance		$ 25,164,437		$ 106,926,172	$ 25,164,437	$ 106,926,172	$ 106,926,172	$ 101,677,510
Beginning balance (in shares)		2,236,713		10,000,000	2,236,713	10,000,000	10,000,000	10,000,000
Remeasurement adjustment on redeemable ordinary shares	649,211				$ 649,211	$ 2,246,142	$ 3,078,881	$ 5,248,662
Redemption of Class A ordinary Shares							$ (84,840,616)
Redemption of Class A ordinary Shares (in shares)							(7,763,287)
Ending balance	$ 25,813,648		$ 109,172,314		$ 25,813,648	$ 109,172,314	$ 25,164,437	$ 106,926,172
Ending balance (in shares)	2,236,713		10,000,000		2,236,713	10,000,000	2,236,713	10,000,000